TAXATION (Tables)	12 Months Ended
Dec. 31, 2016
TAXATION [Abstract]
Schedule of Income (Loss) from Continuing Operations Before Income Taxes
	For the Years Ended December 31,
	2014	2015	2016	2016
	RMB	RMB	RMB	US$
Non – PRC	(17,561)	(81,559)	(141,602)	(20,395)
PRC	193,207	76,305	(62,996)	(9,073)
	175,646	(5,254)	(204,598)	(29,468)

Schedule of Income Tax Expense from Continuing Operations

	For the Year Ended December 31,
	2014	2015	2016	2016
	RMB	RMB	RMB	US$
Current tax expense	56,526	92,693	25,617	3,690
Deferred tax expense (benefit)	24,324	(18,668)	34,869	5,022
	80,850	74,025	60,486	8,712

Reconciliation of Differences Between Statutory Tax Rate and Effective Tax Rate

	For the Years Ended December 31,
	2014	2015	2016	2016
	RMB	RMB	RMB	US$
Income (loss) from continuing operations before income taxes	175,646	(5,254)	(204,598)	(29,468)
Income tax computed at the tax rate of 25%	43,912	(1,314)	(51,150)	(7,367)
Effect of different tax rates in different jurisdictions	2,960	9,718	10,400	1,498
Non-deductible expenses	10,955	4,682	6,942	1,000
Non-taxable income	—	(2,580)	—	—
Interests and penalties on unrecognized tax positions	2,044	9,041	1,467	211
Changes in valuation allowance	466	11,889	73,847	10,636
Withholding tax	20,513	42,589	18,980	2,734
	80,850	74,025	60,486	8,712

Reconciliation of Accrued Unrecognized Tax Positions

	For the Years Ended December 31,
	2015	2016	2016
	RMB	RMB	US$
Balance at the beginning of year	20,320	36,090	5,198
Additions based on tax positions related to the current year	11,983	9,507	1,369
Additions related to prior year tax position	5,944	2,308	332
Reversal related to prior year tax position	—	(3,743)	(539)
Reversal from prior year withholding tax	—	(4,069)	(586)
Decrease due to statute of limitation	(2,157)	(1,673)	(241)
Balance at the end of year	36,090	38,420	5,533

Schedule of Deferred Taxes

	As at December 31
	2015	2016	2016
	RMB	RMB	US$
Deferred tax asset
Net operating loss*	39,145	69,261	9,976
Depreciation and amortization	32,164	22,673	3,266
Property, plant and equipment impairment	5,771	16,853	2,427
Deposits for non-current assets	5,548	6,400	922
Allowance for net investment in financing lease	—	4,518	651
Allowance for doubtful accounts	1,595	1,088	157
Deferred revenue	1,152	1,061	153
Long term receivables	432	1,303	188
Intangible assets	929	795	115
Accrued expenses	883	980	141
Capital allowances	437	542	78
Others	1,041	1,321	189
Total deferred tax assets	89,097	126,795	18,263
less:Valuation allowance**	(40,714)	(114,561)	(16,500)
Net deferred tax assets	48,383	12,234	1,763

Deferred tax liabilities
Withholding tax for PRC entities	(34,175)	(42,970)	(6,189)
Loss from transfer of a subsidiary	(5,632)	(5,632)	(811)
Equity investment	(6,569)	(5,159)	(743)
Property, plant and equipment	(2,303)	(2,456)	(354)
Disposal of JWYK	(3,422)	(2,282)	(329)
Deferred costs	(3,345)	(67)	(10)
Intangible assets	(8,819)	(1,768)	(255)
Revenue generated from financing lease	(2,014)	(863)	(124)
Long-term deferred assets	(1,350)	(695)	(100)

Total deferred tax liabilities	(67,629)	(61,892)	(8,915)

Deferred tax assets, net***	31,516	—	—

Deferred tax liabilities, net***	(50,762)	(49,658)	(7,152)

*
As of December 31, 2016, the Company had net operating losses from several of its PRC and oversea entities of RMB238,670(US$34,376), which can be carried forward to offset future taxable profit. The net operating loss carry forwards as of December 31, 2016 will expire in years 2017 to 2021 if not utilized.

**
The Group records a valuation allowance on its deferred tax assets that is sufficient to reduce the deferred tax assets to an amount that is more likely than not to be realized. Future reversal of the valuation allowance will be recognized either when the benefit is realized or when it has been determined that it is more likely than not that the benefit in future earnings will be realized.

***
As at December 31, 2015 and 2016, deferred tax assets of approximately RMB16,867 and RMB12,234 (US$1,763) have been offset against deferred tax liabilities, current portion relating to a particular tax-paying component of an enterprise and within a particular tax jurisdiction, respectively.

Schedule of Movement of Valuation Allowance

	2015	2016	2016
	RMB	RMB	US$
Balance at the beginning of year	(6,534)	(40,714)	(5,864)
Acquisition of CHS	(22,291)	-	-
Change in valuation allowance during the current year	(11,889)	(73,847)	(10,636)
Balance at the end of year	(40,714)	(114,561)	(16,500)